UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2008

Check here if Amendment |_|; Amendment Number: _________
  This Amendment (Check only one.):            |_| is a restatement.
                                               |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     ALLSTATE LIFE INSURANCE COMPANY
Address:  3075 SANDERS ROAD, SUITE G4A
          NORTHBROOK, IL. 60062-7127

Form 13F File Number: 28-01037

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     PAUL SCHUTT
Title:    ASSISTANT VICE PRESIDENT INVESTMENT OPERATIONS
Phone:    847-402-5169

Signature, Place, and Date of Signing:


        /s/ PAUL SCHUTT                 NORTHBROOK,IL.             02/11/09
 ----------------------------       --------------------      -----------------
          [Signature]                   [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              ONE

Form 13F Information Table Entry Total:          38

Form 13F Information Table Value Total:     224,779 (THOUSAND)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.          Form 13F File Number               Name

1            028-10298                          ALLSTATE INVESTMENTS LLC

                                 FORM 13F REPORT

NAME OF REPORTING MANAGER: ALLSTATE LIFE INSURANCE COMPANY

                                      TITLE OF               VALUE      SHARES/  SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER                     CLASS      CUSIP     (x1000)     PRN AMT  PRN CALL  DSCRETN  MANAGERS   SOLE   SHARED   NONE
-----------------------               --------  ---------   -------     -------  --- ----  ------- ---------  ------  ------  ------
DOMINION RESOURCES, INC.              COMMON    25746U109     1,102       30,745  SH        DEFINED     1        X
3M COMPANY 0% 11/21/2032              DEBT      88579YAB7     7,463   10,223,000  PRN       DEFINED     1        X
ALLERGAN INC 1.500000% 04/01/2026     DEBT      018490AL6     5,507    5,500,000  PRN       DEFINED     1        X
ALZA CORP 0% 07/28/2020               DEBT      02261WAB5     9,148   10,250,000  PRN       DEFINED     1        X
AMDOCS LIMITED .500000% 03/15/2024    DEBT      02342TAD1     9,134    9,250,000  PRN       DEFINED     1        X
AMGEN INC .375000% 02/01/2013         DEBT      031162AQ3     8,086    8,500,000  PRN       DEFINED     1        X
ARCHER DANIELS .875000% 02/15/2014    DEBT      039483AW2       975    1,000,000  PRN       DEFINED     1        X
AVNET INC 2.000000% 03/15/2034        DEBT      053807AL7    11,313   11,500,000  PRN       DEFINED     1        X
BECKMAN COULTER INC 2.500000%
 12/15/2036                           DEBT      075811AD1       936    1,000,000  PRN       DEFINED     1        X
BEST BUY 2.250000% 01/15/2022         DEBT      086516AF8     9,818   11,000,000  PRN       DEFINED     1        X
CAMERON INTL CORP 2.500000%
 06/15/2026                           DEBT      13342BAB1     8,493    8,600,000  PRN       DEFINED     1        X
CARNIVAL CORP 2.000000%
 04/15/2021                           DEBT      143658AN2     8,123    9,000,000  PRN       DEFINED     1        X
CHESAPEAKE ENERGY CORP 2.250000%
 12/15/2038                           DEBT      165167CB1       673    1,500,000  PRN       DEFINED     1        X
CMS ENERGY CORP 2.875000%
 12/01/2024                           DEBT      125896AW0     1,299    1,500,000  PRN       DEFINED     1        X
COSTCO WHOLESALE CORP 0%
 08/19/2017                           DEBT      22160QAC6       381      320,000  PRN       DEFINED     1        X
DANAHER CORP 0% 01/22/2021            DEBT      235851AF9     9,258   10,550,000  PRN       DEFINED     1        X
EMC CORP 1.750000% 12/01/2013         DEBT      268648AM4     1,730    1,850,000  PRN       DEFINED     1        X
FISHER SCIENTIFIC INTL 3.250000%
 03/01/2024                           DEBT      338032AX3     9,362    8,350,000  PRN       DEFINED     1        X
FLUOR CORP 1.500000% 02/15/2024       DEBT      343412AA0       285      175,000  PRN       DEFINED     1        X
HCC INSURANCE HOLDINGS 1.300000%
 04/01/2023                           DEBT      404132AB8    11,802    9,825,000  PRN       DEFINED     1        X
HOLOGIC INC 2.000000% 12/15/2037      DEBT      436440AA9       581    1,000,000  PRN       DEFINED     1        X
INTEL CORP 2.950000% 12/15/2035       DEBT      458140AD2     5,284    6,100,000  PRN       DEFINED     1        X
INTL GAME TECHNOLOGY 2.600000%
 12/15/2036                           DEBT      459902AP7    16,774   17,750,000  PRN       DEFINED     1        X
LABORATORY CORP AMERICA HOLDINGS      DEBT      50540RAG7    11,125   12,500,000  PRN       DEFINED     1        X
LIBERTY MEDIA CORP 3.250000%
 03/15/2031                           DEBT      530715AR2       315    1,000,000  PRN       DEFINED     1        X
LIBERTY MEDIA LLC 3.12500%
 03/30/2023                           DEBT      530718AF2     1,076    1,500,000  PRN       DEFINED     1        X
MEDTRONIC INC 1.625000% 04/15/2013    DEBT      585055AM8     7,501    8,500,000  PRN       DEFINED     1        X
MYLAN LABORATORIES INC 1.250000%
 03/15/2012                           DEBT      628530AG2       735    1,000,000  PRN       DEFINED     1        X
NABORS INDUSTRIES INC .940000%
 05/15/2011                           DEBT      629568AP1     7,414    9,000,000  PRN       DEFINED     1        X
OMNICOM GROUP                         DEBT      681919AK2     4,444    4,500,000  PRN       DEFINED     1        X
OMNICOM GROUP INC 0% 07/01/2038       DEBT      681919AT3     8,586    9,500,000  PRN       DEFINED     1        X
RAYONIER TRS HOLDINGS IN
 3.750000% 10/15/2012                 DEBT      75508AAB2     3,570    4,000,000  PRN       DEFINED     1        X
SCHLUMBERGER LIMITED 2.125000%
 06/01/2023                           DEBT      806857AD0       249      200,000  PRN       DEFINED     1        X
TEVA PHARMACEUT FIN BV 1.750000%
 02/01/2026                           DEBT      88165FAA0     8,131    7,400,000  PRN       DEFINED     1        X
TEVA PHARMACEUT FIN LLC .250000%
 02/01/2024                           DEBT      88164RAB3     3,324    2,700,000  PRN       DEFINED     1        X
TJX COMPANIES INC 0% 02/13/2021       DEBT      872540AL3     7,651   10,150,000  PRN       DEFINED     1        X
US BANCORP 1.231250% 12/11/2035       DEBT      902973AM8     8,669    9,500,000  PRN       DEFINED     1        X
WYETH 2.390000% 01/15/2024            DEBT      983024AD2    14,464   14,600,000  PRN       DEFINED     1        X

"STOCK"                                                 1     1,102       30,745
DEBT                                                   37   223,677  240,793,000
REPORT TOTALS                                          38   224,779  240,823,745